PREFERRED INCOME OPPORTUNITY FUND
INCORPORATED


Dear Shareholder:

     The Preferred Income Opportunity Fund was a bright spot in a year that really needed some good news. For the fiscal year ended November 30, 2001, the Fund earned total returns of 16.9% on net asset value ("NAV") and 27.0% on market price. Those returns were very good by just about any measure.

     The following table shows the Fund's returns on NAV over a range of time periods ending November 30, 2001. As in the past, we have compared the Fund to a Lipper composite of investment grade closed-end bond funds. Although the investment strategies used by the Fund differ significantly from those of the typical bond fund, we believe that the Preferred Income Opportunity Fund provides a better way of accomplishing a similar investment objective.

--------------------------------------------------------------------------------

                   TOTAL RETURN PER YEAR ON NET ASSET VALUE(1)
                           FOR PERIODS ENDED 11/30/01
                                                         One   Five   Life of
                                                        Year   Years  Fund(2)
                                                        -----  -----  -------
  Preferred Income Opportunity Fund ..................   16.9%   7.8%   10.2%
  Lipper Composite of Investment Grade Bond Funds(3) .   11.2%   6.9%    7.4%



----------------
(1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice, which differs from the procedures used elsewhere in this report.
(2)  Since inception on February 13, 1992.
(3) Includes all U.S. Government bond, mortgage bond and term trust, and investment grade bond funds in Lipper's closed-end fund database at each point in time.
--------------------------------------------------------------------------------

     Although the tragedies of September 11th overshadowed everything else, the main events in the markets for bonds and preferreds last year were high volatility and declining interest rates. Short-term interest rates, in particular, fell dramatically. In contrast, long-term rates showed a moderate decline for the year, partially due to a recent bounce back from their previous lows. The Fund benefited from these trends, including even the volatility.

     The preferred market gave a good account of itself under these conditions. Hybrid fixed rate preferreds (which are fully taxable) led the parade with a very strong performance, followed by a very commendable showing by adjustable rate preferreds ("ARPs"). Traditional fixed rate preferreds (eligible for the Dividends Received Deduction available to corporate taxpayers) lagged behind, but still did a pretty good job of keeping up with the fixed-income markets generally. Preferreds were definitely a very good place to be in such difficult times.

     The disparity in the performance of hybrid and traditional preferreds created some opportunities. As prices seemed right, we sold some of the Fund's holdings of hybrid preferreds and added to both adjustable and fixed rate traditional preferreds. This shift was a reversal in part of the increase in hybrid preferreds accomplished several years ago when hybrids were on the "bargain counter." The following pie charts illustrate the change in the composition of the Fund's portfolio over the course of the year.

                                [GRAPHIC OMITTED]
          EGDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

11/30/2001

Adjustable Rates                               14.5
Traditional Fixed Rates                        50.9
Inverse Floating Rate Preferred                 1.1
Hybrid Preferreds                              30.3
Cash & Other                                    3.2

11/30/2000

Adjustable Rates                               10.9
Traditional Fixed Rates                        42.6
Common Stock                                    0.3
Hybrid Preferreds                              43.8
Cash & Other                                    2.4


     The Board of Directors recently updated the Fund's investment guidelines. The Fund is now required under normal circumstances to invest at least 80% of its total net assets in preferreds of all types, including both hybrid preferreds and traditional preferreds. In the past, the guideline was 65%. Furthermore, investments in debt securities are now limited under normal circumstances to 20% (versus 35% previously) of total net assets. As a practical matter, these revisions merely reflect more closely the Fund's actual practices. They are not expected to cause any changes in our portfolio strategies.

     The Fund's leverage magnifies results, good or bad; and that was a big positive this year. Our income benefited greatly from the lower cost of the Money Market Cumulative Preferred(TRADE MARK) shares ("MMP") issued by the Fund to create its leverage. The annualized rate paid on the MMP, which is reset every 49 days through an auction process, is approximately 1.7% currently. A year ago, it was around 5%. Beyond that, the leverage further enhanced the very good total returns earned on the Fund's preferred portfolio. It was definitely a good year to be leveraged.

     A portion of the appreciation on our holdings of preferreds was offset by losses on the Fund's hedges (which consisted entirely of purchased put options on Treasury bond futures). That was to be expected in the face of declining long term interest rates. The goal in markets like this is simply to keep losses on our "safety net" hedge from eating up too much of what we make on the rest of the portfolio. On that count, we have declared victory.

     The market price of the Fund's common stock has recently stayed in a fairly narrow range around the net asset value of the shares, as shown by the graph that follows. The recovery from a discount to NAV a year ago contributed to the especially attractive total returns on market value set forth in the opening paragraph of this letter.

                                [GRAPHIC OMITTED]
          EGDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       Preferred Income Opportunity Fund
                    Premium/Discount of Market Price to NAV

Date                   Prem/Disc
12/27/1991
01/03/1992
01/10/1992
01/17/1992
01/24/1992
01/31/1992
02/07/1992
02/14/1992
02/21/92                 0.0726
02/28/92                 0.0805
03/06/92                 0.0874
03/13/92                 0.098
03/20/92                 0.0819
03/27/92                 0.0556
04/03/92                 0.0538
04/10/92                 0.0705
04/17/92                 0.0547
04/24/92                 0.059
05/01/92                 0.0546
05/08/92                 0.0536
05/15/92                 0.0306
05/22/92                 0.0248
05/29/92                 0.0307
06/05/92                 0.0181
06/12/92                 0.04
06/19/92                 0.0357
06/26/92                 0.0442
07/03/92                 0.0475
07/10/92                 0.0626
07/17/92                 0.08
07/24/92                 0.0592
07/31/92                 0.0647
08/07/92                 0.0613
08/14/92                 0.0628
08/21/92                 0.0514
08/28/92                 0.0539
09/04/92                 0.0409
09/11/92                 0.0684
09/18/92                 0.0572
09/25/92                 0.0539
10/02/92                 0.062
10/09/92                 0.0675
10/16/92                 0.049
10/23/92                 0.0188
10/30/92                 0.0474
11/06/92                 0.018
11/13/92                 0.0188
11/20/92                 0.0408
11/27/92                 0.0844
12/04/92                 0.063
12/11/92                 0.0515
12/18/92                 0.0691
12/25/92                 0.0638
01/01/93                 0.0621
01/08/93                 0.0679
01/15/93                 0.0595
01/22/93                 0.0434
01/29/93                 0.0475
02/05/93                 0.0483
02/12/93                 0.0284
02/19/93                 0.0202
02/26/93                 0.031
03/05/93                 0.0473
03/12/93                 0.0651
03/19/93                 0.0303
03/26/93                 0.036
04/02/93                 0.0514
04/09/93                 0.0675
04/16/93                 0.057
04/23/93                 0.0853
04/30/93                 0.0651
05/07/93                 0.0513
05/14/93                 0.061
05/21/93                 0.057
05/28/93                 0.0441
06/04/93                 0.0497
06/11/93                 0.0561
06/18/93                 0.0497
06/25/93                 0.0417
07/02/93                 0.0472
07/09/93                 0.0425
07/16/93                 0.0362
07/23/93                 0.0068
07/30/93                 0.0306
08/06/93                 0.0212
08/13/93                 0.0181
08/20/93                 0.0008
08/27/93                 0.037
09/03/93                 0.0331
09/10/93                 0.0401
09/17/93                 0.0338
09/24/93                 0.0244
10/01/93                 0.0214
10/08/93                 0.0261
10/15/93                 0.0263
10/22/93                 0.0246
10/29/93                 0.009
11/05/93                      0
11/12/93                -0.0107
11/19/93                -0.0282
11/26/93                -0.0179
12/03/93                -0.0076
12/10/93                -0.0334
12/17/93                -0.0338
12/24/93                -0.0431
12/31/93                 0.0249
01/07/94                -0.0036
01/14/94                 0.0157
01/21/94                -0.023
01/28/94                -0.0377
02/04/94                -0.0323
02/11/94                -0.0361
02/18/94                -0.0863
02/25/94                -0.05
03/04/94                -0.0392
03/11/94                -0.0315
03/18/94                -0.0585
03/25/94                -0.0562
04/01/94                -0.0556
04/08/94                -0.0612
04/15/94                -0.0771
04/22/94                -0.1012
04/29/94                -0.1145
05/06/94                -0.0775
05/13/94                -0.0633
05/20/94                -0.0636
05/27/94                -0.0312
06/03/94                -0.0683
06/10/94                -0.0288
06/17/94                -0.0457
06/24/94                -0.0393
07/01/94                -0.0409
07/08/94                -0.045
07/15/94                -0.049
07/22/94                -0.0294
07/29/94                -0.0327
08/05/94                -0.0221
08/12/94                -0.0303
08/19/94                -0.0269
08/26/94                -0.0348
09/02/94                -0.0204
09/09/94                -0.0318
09/16/94                -0.0409
09/23/94                -0.0628
09/30/94                -0.062
10/07/94                -0.1322
10/14/94                -0.1149
10/21/94                -0.141
10/28/94                -0.104
11/04/94                -0.0786
11/11/94                -0.0976
11/18/94                -0.099
11/25/94                -0.077
12/02/94                -0.0402
12/09/94                -0.0868
12/16/94                -0.0732
12/23/94                -0.0604
12/30/94                -0.0851
01/06/95                -0.001
01/13/95                -0.0141
01/20/95                -0.0303
01/27/95                -0.0619
02/03/95                -0.0119
02/10/95                -0.0314
02/17/95                -0.0702
02/24/95                -0.0376
03/03/95                -0.0297
03/10/95                -0.0585
03/17/95                -0.0523
03/24/95                -0.0534
03/31/95                -0.0393
04/07/95                -0.0341
04/14/95                -0.0393
04/21/95                -0.069
04/28/95                -0.0341
05/05/95                -0.0576
05/12/95                -0.0501
05/19/95                -0.0933
05/26/95                -0.0753
06/02/95                -0.0481
06/09/95                -0.0729
06/16/95                -0.0702
06/23/95                -0.0749
06/30/95                -0.0686
07/07/95                -0.069
07/14/95                -0.0869
07/21/95                -0.1087
07/28/95                -0.0911
08/04/95                -0.0973
08/11/95                -0.1018
08/18/95                -0.1011
08/25/95                -0.078
09/01/95                -0.0706
09/08/95                -0.0833
09/15/95                -0.071
09/22/95                -0.0749
09/29/95                -0.0641
10/06/95                -0.0718
10/13/95                -0.1006
10/20/95                -0.0909
10/27/95                -0.1012
11/03/95                -0.1232
11/10/95                -0.0962
11/17/95                -0.1071
11/24/95                -0.1093
12/01/95                -0.1014
12/08/95                -0.1277
12/15/95                -0.1233
12/22/95                -0.1265
12/29/95                -0.1454
01/05/96                -0.1197
01/12/96                -0.1279
01/19/96                -0.1312
01/26/96                -0.1146
02/02/96                -0.1233
02/09/96                -0.1233
02/16/96                -0.1279
02/23/96                -0.1303
03/01/96                -0.1124
03/08/96                -0.1465
03/15/96                -0.1508
03/22/96                -0.1487
03/29/96                -0.1515
04/05/96                -0.1315
04/12/96                -0.1286
04/19/96                -0.1279
04/26/96                -0.1383
05/03/96                -0.1257
05/10/96                -0.113
05/17/96                -0.1408
05/24/96                -0.1386
05/31/96                -0.1386
06/07/96                -0.1255
06/14/96                -0.1337
06/21/96                -0.1301
06/28/96                -0.0918
07/05/96                -0.1079
07/12/96                -0.0911
07/19/96                -0.1122
07/26/96                -0.0939
08/02/96                -0.0876
08/09/96                -0.0688
08/16/96                -0.0673
08/23/96                -0.0881
08/30/96                -0.0836
09/06/96                -0.0836
09/13/96                -0.0661
09/20/96                -0.0889
09/27/96                -0.0991
10/04/96                -0.0876
10/11/96                -0.0876
10/18/96                -0.0935
10/25/96                -0.0834
11/01/96                -0.0796
11/08/96                -0.0932
11/15/96                -0.0726
11/22/96                -0.0586
11/29/96                -0.0608
12/06/96                -0.0792
12/13/96                -0.0813
12/20/96                -0.1009
12/27/96                -0.0837
01/03/97                -0.0693
01/10/97                -0.0562
01/17/97                -0.0693
01/24/97                -0.0834
01/31/97                -0.0678
02/07/97                -0.0623
02/14/97                -0.0551
02/21/97                -0.0645
02/28/97                -0.0605
03/07/97                -0.0581
03/14/97                -0.0654
03/21/97                -0.0715
03/28/97                -0.0715
04/04/97                -0.0573
04/11/97                -0.0973
04/18/97                -0.0806
04/25/97                -0.0748
05/02/97                -0.0672
05/09/97                -0.052
05/16/97                -0.0647
05/23/97                -0.0573
05/30/97                -0.0362
06/06/97                -0.0615
06/13/97                -0.0385
06/20/97                -0.0473
06/27/97                -0.0418
07/04/97                -0.0498
07/11/97                -0.0585
07/18/97                -0.0486
07/25/97                -0.063
08/01/97                -0.0273
08/08/97                -0.0701
08/15/97                -0.0715
08/22/97                -0.0767
08/29/97                -0.0472
09/05/97                -0.058
09/12/97                -0.0656
09/19/97                -0.0557
09/26/97                -0.0492
10/03/97                -0.0292
10/10/97                -0.0492
10/17/97                -0.0506
10/24/97                -0.0574
10/31/97                -0.0477
11/07/97                -0.0442
11/14/97                -0.0377
11/21/97                -0.0688
11/28/97                -0.0484
12/05/97                -0.0406
12/12/97                -0.0652
12/19/97                -0.0648
12/26/97                -0.0456
01/02/98                -0.0171
01/09/98                -0.0197
01/16/98                -0.0185
01/23/98                -0.062
01/30/98                -0.0477
02/06/98                -0.053
02/13/98                -0.0604
02/20/98                -0.0456
02/27/98                -0.0477
03/06/98                -0.0473
03/13/98                -0.0568
03/20/98                -0.0487
03/27/98                -0.0579
04/03/98                -0.0682
04/10/98                -0.0508
04/17/98                -0.062
04/24/98                -0.0768
05/01/98                -0.0618
05/08/98                -0.054
05/15/98                -0.0717
05/22/98                -0.0664
05/29/98                -0.0648
06/05/98                -0.0643
06/12/98                -0.0627
06/19/98                -0.0573
06/26/98                -0.06
07/03/98                -0.0575
07/10/98                -0.0562
07/17/98                -0.0563
07/24/98                -0.0465
07/31/98                -0.0526
08/07/98                -0.0472
08/14/98                -0.0864
08/21/98                -0.0954
08/28/98                -0.054
09/04/98                -0.0618
09/11/98                -0.0487
09/18/98                -0.0392
09/25/98                -0.0402
10/02/98                -0.0554
10/09/98                -0.0744
10/16/98                -0.0485
10/23/98                -0.0406
10/30/98                -0.0616
11/06/98                -0.0396
11/13/98                -0.0481
11/20/98                -0.0641
11/27/98                -0.0478
12/04/98                -0.0413
12/11/98                -0.0363
12/18/98                -0.0537
12/25/98                -0.0132
01/01/99                -0.0196
01/08/99                -0.0297
01/15/99                -0.0392
01/22/99                -0.0627
01/29/99                -0.0677
02/05/99                -0.061
02/12/99                -0.0887
02/19/99                -0.0937
02/26/99                -0.1078
03/05/99                -0.0846
03/12/99                -0.065
03/19/99                -0.1022
03/26/99                -0.0888
04/02/99                -0.0724
04/09/99                -0.1029
04/16/99                -0.0781
04/23/99                -0.093
04/30/99                -0.1156
05/07/99                -0.1015
05/14/99                -0.1277
05/21/99                -0.1256
05/28/99                -0.1093
06/04/99                -0.1007
06/11/99                -0.0558
06/18/99                -0.0835
06/25/99                -0.0602
07/02/99                -0.0532
07/09/99                -0.0532
07/16/99                -0.0761
07/23/99                -0.0558
07/30/99                -0.0829
08/06/99                -0.0464
08/13/99                -0.078
08/20/99                -0.0864
08/27/99                -0.0345
09/03/99                -0.1057
09/10/99                -0.0938
09/17/99                -0.0683
09/24/99                -0.0401
10/01/99                -0.077
10/08/99                -0.086
10/15/99                -0.1231
10/22/99                -0.1254
10/29/99                -0.1223
11/05/99                -0.1192
11/12/99                -0.1252
11/19/99                -0.0826
11/26/99                -0.0979
12/03/99                -0.097
12/10/99                -0.0807
12/17/99                -0.1118
12/24/99                -0.1212
12/31/99                -0.0354
01/07/00                -0.0028
01/14/00                -0.0385
01/21/00                -0.0996
01/28/00                -0.1047
02/04/00                -0.0923
02/11/00                -0.0845
02/18/00                -0.1038
02/25/00                -0.0962
03/03/00                -0.1021
03/10/00                -0.0858
03/17/00                -0.1055
03/24/00                -0.1272
03/31/00                -0.1361
04/07/00                -0.1047
04/14/00                -0.0894
04/21/00                -0.0781
04/28/00                -0.064
05/05/00                -0.0385
05/12/00                -0.0566
05/19/00                -0.0734
05/26/00                -0.0759
06/02/00                -0.0905
06/09/00                -0.1037
06/16/00                -0.0943
06/23/00                -0.0775
06/30/00                -0.0841
07/07/00                -0.0909
07/14/00                -0.0893
07/21/00                -0.097
07/28/00                -0.0927
08/04/00                -0.0912
08/11/00                -0.0879
08/18/00                -0.1046
08/25/00                -0.1046
09/01/00                -0.1105
09/08/00                -0.1113
09/15/00                -0.0836
09/22/00                -0.1189
09/29/00                -0.1155
10/06/00                -0.0896
10/13/00                -0.0921
10/20/00                -0.0895
10/27/00                -0.0725
11/30/00                -0.0739
11/10/00                -0.0747
11/17/00                -0.0962
11/24/00                -0.0937
12/01/00                -0.0928
12/08/00                -0.0903
12/15/00                -0.0913
12/22/00                -0.0672
12/29/00                -0.0276
01/05/01                -0.0411
01/12/01                -0.02
01/19/01                -0.0077
01/26/01                 0.0192
02/02/01                -0.0528
02/09/01                -0.0346
02/16/01                -0.0184
02/23/01                -0.0257
03/02/01                -0.0109
03/09/01                -0.036
03/16/01                -0.0393
03/23/01                -0.036
03/30/01                -0.0109
04/06/01                 0.02
04/13/01                 0.0046
04/20/01                 0.0243
04/27/01                -0.0278
05/04/01                -0.0218
05/11/01                 0.0037
05/18/01                -0.0228
05/25/01                -0.0111
06/01/01                -0.0345
06/08/01                -0.0325
06/15/01                -0.0654
06/22/01                -0.0623
06/29/01                -0.0379
07/06/01                -0.0307
07/13/01                -0.0098
07/20/01                -0.0264
07/27/01                 0.0237
08/03/01                 0.0035
08/10/01                -0.0567
08/17/01                -0.0439
08/24/01                -0.0365
08/31/01                -0.0603
09/07/01                -0.0353
09/14/01                -0.0353
09/21/01                      0
09/28/01                -0.0414
10/05/01                -0.0433
10/12/01                -0.0114
10/19/01                -0.0191
10/26/01                -0.0138
11/02/01                 0.0017
11/09/01                -0.0068
11/16/01                 0.026
11/23/01                 0.0304
11/30/01                -0.0284
12/07/01                -0.0009
12/14/01                -0.0201
12/21/01                 0.021
12/28/01                 0.0289
01/04/02
01/11/02
01/18/02
01/25/02
02/01/02
02/08/02
02/15/02


     Shareholders will see a tangible sign of the Fund's good fortunes in the form of a special year-end dividend on December 31, 2001 in the amount of 13.6 cents per share, double the regular monthly rate. This special distribution consists entirely of ordinary income. There were no distributions of realized capital gains for the year. The regular rate of 6.8 cents per share will be reinstated in January, 2002. Please see the following Question and Answer section for a more detailed discussion.

     The Dividend Reinvestment Plan ("DRIP") provides our shareholders with a convenient and efficient way to increase their investments in the Fund by reinvesting regular dividends and special distributions in additional shares. More information on the DRIP is readily available. If your shares are held in a brokerage account, ask your broker if his firm is set up to participate. If you hold your shares in certificate form, or if you would just like more information, call the DRIP's agent, PFPC Inc., at 1-800-331-1710.

     As described in greater detail on page 25 of this report, the Fund changed accountants during the past year. We are pleased to welcome our new auditors, KPMG LLP.

     The following Q&A section explores in greater detail several key aspects of
the  Fund's   operations.   We  also   recommend   visiting   our  web  site  at
www.preferredincome.com for an ongoing source of current data on the Fund.





                                                Sincerely,
                                                /S/ SIGNATURE

                                                Robert T. Flaherty
                                                Chairman of the Board

December 19, 2001

                               QUESTIONS & ANSWERS

HOW DO CHANGES IN INTEREST RATES AFFECT THE FUND'S INCOME?

     It's a mouthful, but here goes! Generally speaking, we expect the Fund's income to increase when interest rates rise significantly while being relatively resistant to significant declines in interest rates. As we have said many times before, this is a very ambitious mission. Nonetheless, we have achieved our goal for many years as the following graph demonstrates.



                                [GRAPHIC COMITTED]
          EGDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           PREFERRED INCOME OPPORTUNITY FUND MONTHLY DIVIDEND INCOME
                 On A 1,000 Share ($12,500) Initial Investment


              DATE         MONTHLY DIVIDEND INCOME
             -----         -----------------------
            Jan-92
            Feb-92
            Mar-92
            Apr-92
            May-92                82.5
            Jun-92                82.5
            Jul-92                82.5
            Aug-92                82.5
            Sep-92                82.5
            Oct-92                82.5
            Nov-92                82.5
            Dec-92                82.5
            Jan-93                83.14
            Feb-93                83.14
            Mar-93                83.14
            Apr-93                83.14
            May-93                83.14
            Jun-93                83.14
            Jul-93                83.14
            Aug-93                83.14
            Sep-93                83.14
            Oct-93                83.14
            Nov-93                83.14
            Dec-93                83.14
            Jan-94                79.87
            Feb-94                79.87
            Mar-94                79.87
            Apr-94                79.87
            May-94                85.89
            Jun-94                85.89
            Jul-94                85.89
            Aug-94                85.89
            Sep-94                85.89
            Oct-94                85.89
            Nov-94                89.17
            Dec-94                89.17
            Jan-95                88.36
            Feb-95                88.36
            Mar-95                88.36
            Apr-95                88.36
            May-95                88.36
            Jun-95                83.83
            Jul-95                83.83
            Aug-95                83.83
            Sep-95                83.83
            Oct-95                83.83
            Nov-95                83.83
            Dec-95                78.73
            Jan-96                78.73
            Feb-96                78.73
            Mar-96                78.73
            Apr-96                78.73
            May-96                83.83
            Jun-96                83.83
            Jul-96                83.83
            Aug-96                83.83
            Sep-96                83.83
            Oct-96                83.83
            Nov-96                83.83
            Dec-96                83.83
            Jan-97                84.06
            Feb-97                84.06
            Mar-97                84.06
            Apr-97                84.06
            May-97                84.06
            Jun-97                84.06
            Jul-97                84.06
            Aug-97                84.06
            Sep-97                84.06
            Oct-97                84.06
            Nov-97                84.06
            Dec-97                84.06
            Jan-98                79.79
            Feb-98                79.79
            Mar-98                79.79
            Apr-98                79.79
            May-98                79.79
            Jun-98                79.79
            Jul-98                79.79
            Aug-98                79.79
            Sep-98                79.79
            Oct-98                79.79
            Nov-98                79.79
            Dec-98                79.79
            Jan-99                81.35
            Feb-99                81.35
            Mar-99                81.35
            Apr-99                81.35
            May-99                81.35
            Jun-99                88.18
            Jul-99                88.18
            Aug-99                88.18
            Sep-99                88.18
            Oct-99                88.18
            Nov-99                88.18
            Dec-99                88.18
            Jan-2000              88.45
            Feb-2000              88.45
            Mar-2000              88.45
            Apr-2000              88.45
            May-2000              88.45
            Jun-2000              88.45
            Jul-2000              88.45
            Aug-2000              88.45
            Sep-2000              88.45
            Oct-2000              88.45
            Nov-2000              88.45
            Dec-2000              88.45
            Jan-2001              88.45
            Feb-2001              88.45
            Mar-2001              88.45
            Apr-2001              88.45
            May-2001              88.45
            Jun-2001              88.45
            Jul-2001              88.45
            Aug-2001              88.45
            Sep-2001              88.45
            Oct-2001              88.45
            Nov-2001              88.45
            Dec-2001              88.45
            Jan-2001
            Feb-2001
            Mar-2001




              DATE          30 YEAR TREASURY YIELD
             -----          ----------------------
            Jan-92                 7.76
            Feb-92                 7.79
            Mar-92                 7.96
            Apr-92                 8.03
            May-92                 7.84
            Jun-92                 7.78
            Jul-92                 7.46
            Aug-92                 7.41
            Sep-92                 7.38
            Oct-92                 7.62
            Nov-92                 7.6
            Dec-92                 7.39
            Jan-93                 7.19
            Feb-93                 6.9
            Mar-93                 6.92
            Apr-93                 6.93
            May-93                 6.98
            Jun-93                 6.67
            Jul-93                 6.56
            Aug-93                 6.09
            Sep-93                 6.02
            Oct-93                 5.97
            Nov-93                 6.3
            Dec-93                 6.35
            Jan-94                 6.24
            Feb-94                 6.66
            Mar-94                 7.09
            Apr-94                 7.3
            May-94                 7.43
            Jun-94                 7.61
            Jul-94                 7.39
            Aug-94                 7.48
            Sep-94                 7.82
            Oct-94                 7.96
            Nov-94                 7.94
            Dec-94                 7.88
            Jan-95                 7.73
            Feb-95                 7.55
            Mar-95                 7.43
            Apr-95                 7.33
            May-95                 6.63
            Jun-95                 6.54
            Jul-95                 6.9
            Aug-95                 6.61
            Sep-95                 6.5
            Oct-95                 6.36
            Nov-95                 6.08
            Dec-95                 5.95
            Jan-96                 6.05
            Feb-96                 6.36
            Mar-96                 6.67
            Apr-96                 6.83
            May-96                 7
            Jun-96                 6.95
            Jul-96                 7.01
            Aug-96                 7.12
            Sep-96                 6.9
            Oct-96                 6.81
            Nov-96                 6.51
            Dec-96                 6.6
            Jan-97                 6.79
            Feb-97                 6.8
            Mar-97                 7.09
            Apr-97                 6.89
            May-97                 6.98
            Jun-97                 6.74
            Jul-97                 6.45
            Aug-97                 6.61
            Sep-97                 6.3
            Oct-97                 6.15
            Nov-97                 6.04
            Dec-97                 5.95
            Jan-98                 5.9
            Feb-98                 6.02
            Mar-98                 5.93
            Apr-98                 5.95
            May-98                 5.8
            Jun-98                 5.62
            Jul-98                 5.72
            Aug-98                 5.26
            Sep-98                 4.98
            Oct-98                 5.15
            Nov-98                 5.07
            Dec-98                 5.09
            Jan-99                 5.09
            Feb-99                 5.58
            Mar-99                 5.62
            Apr-99                 5.66
            May-99                 5.82
            Jun-99                 5.97
            Jul-99                 6.1
            Aug-99                 6.06
            Sep-99                 6.05
            Oct-99                 6.16
            Nov-99                 6.29
            Dec-99                 6.48
            Jan-2000               6.49
            Feb-2000               6.15
            Mar-2000               5.84
            Apr-2000               5.96
            May-2000               6.02
            Jun-2000               5.89
            Jul-2000               5.79
            Aug-2000               5.67
            Sep-2000               5.88
            Oct-2000               5.79
            Nov-2000               5.59
            Dec-2000               5.46
            Jan-2001               5.53
            Feb-2001               5.34
            Mar-2001               5.46
            Apr-2001               5.77
            May-2001               5.77
            Jun-2001               5.74
            Jul-2001               5.5
            Aug-2001               5.37
            Sep-2001               5.41
            Oct-2001               4.88
            Nov-2001               5.26
            Dec-2001               5.47
            Jan-2002
            Feb-2002
            Mar-2002


     The solid red line (measured on the left-hand scale) in the graph represents the monthly dollar income received from an original investment in 1,000 shares of the Fund. In comparison, the yields of long-term U.S. Treasury bonds are shown by the dotted line (measured on the right-hand scale). The graph assumes that the shareholder spent his or her regular monthly income from the Fund and reinvested at net asset value just the portion of each special year-end distribution that was "above and beyond" the monthly dividends.

     With interest rates, particularly short-term rates, at historically very low levels now, we face many interesting opportunities and challenges in implementing our income strategies today. Read on!

WHERE DID THE FUND GET THE MONEY TO DOUBLE ITS DIVIDEND IN DECEMBER?

     Give the credit to falling short-term interest rates. The surprisingly sharp reduction in the cost of the Fund's leverage in the last six months of fiscal 2001 caused income to accumulate in excess of the regular monthly dividend rate. In a real twist on an old saying, we ran out of year before we ran out of income.

     Ordinarily, a general decline in interest rates would be more likely to reduce our income than increase it. However, the savings on the cost of leverage were sufficient to offset other factors that, by themselves, would have cut income. Those included hedge losses (which must be covered by sales in the preferred portfolio) and the shift from hybrid preferreds into more traditional DRD eligible preferreds.

     The Fund was not affected significantly in the last year by issuers calling their high rate preferreds for redemption, which occurs frequently when interest rates fall. We pay lots of attention to redemption risk, even to the point of giving up a little yield to help protect the Fund's income in times like this.

WHY HASN'T THE FUND INCREASED ITS REGULAR MONTHLY DIVIDEND?

     The "windfall" from the current low cost of leverage may very well be temporary. As the economy ultimately recovers from the current recession, we will most likely see an increase in short-term interest rates (and probably long-term rates, too). At the present, it is unclear how effective our hedges, which are keyed to long-term rates, will be in offsetting higher leverage costs. Of course, the future is always unclear, so maybe it is just our cautious nature that is operating here.

WHY MOVE MONEY FROM HYBRID PREFERREDS INTO TRADITIONAL PREFERREDS
IF THAT REDUCES INCOME?

     It's not very complicated. The best way to get more income is to have more money to invest. The best way to do that is to take advantage of bargains, wherever they may be found within the preferred market.

     Traditional preferreds offer one big advantage not available from hybrid preferreds. They qualify for the Dividends Received Deduction ("DRD"), which makes their dividends 70% tax-free to a qualifying corporate investor. When the market value is not properly recognizing the value of the DRD, traditional preferreds represent bargains even for fully taxable investors.

     Historically, there have been times when hybrids have outperformed traditional DRD eligible preferreds and other times when traditional issues have come out on top. Over the years, we have often moved back and forth, in varying degrees, between hybrids and traditional preferreds. This has usually worked to the Fund's advantage.

     Through a complicated formula, the effective cost of the Fund's leverage is also reduced when more of its income qualifies for the DRD. The resulting savings to the Fund will become even more significant if the cost of our leverage starts to rise again.

WILL THE FUND'S HEDGING STRATEGIES BE DISTURBED BY THE TREASURY'S DECISION NOT TO ISSUE ANY MORE 30-YEAR BONDS?

     Although we have questions about the wisdom of the decision, it is unlikely to have a material effect on the Fund in the near-term. Not long ago, the crystal ball gazers were predicting that the Treasury would retire most of its public debt within a few short years. We were able to deal with that prospect, and eliminating new issues of 30-year Treasury bonds is less significant.

     Various hedging tools are available to the Fund. Historically, it has used put options linked to long-term Treasury bonds. However, arrangements are also in place for the purchase of options on interest rate swaps ("swaptions"). We regularly compare the economics of these alternative hedge instruments.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated

FINANCIAL DATA
PER SHARE OF COMMON STOCK
-------------------------


                                                                                        DIVIDEND
                                   DIVIDENDS      NET ASSET          NYSE             REINVESTMENT
                                     PAID           VALUE        CLOSING PRICE          PRICE (1)
                                --------------  ------------   -------------------  ------------------
December 31, 2000                   $0.068        $10.67            $10.38              $10.34
January 31, 2001                     0.068         10.93             10.65               10.58
February 28, 2001                    0.068         11.06             10.50               10.92
March 31, 2001                       0.068         10.96             10.84               10.94
April 30, 2001                       0.068         10.84             10.65               10.77
May 31, 2001                         0.068         10.96             10.60               10.70
June 30, 2001                        0.068         11.09             10.67               10.86
July 31, 2001 .                      0.068         11.47             11.29               11.38
August 31, 2001                      0.068         11.60             10.90               11.20
September 30, 2001                   0.068         11.35             10.88               11.08
October 31, 2001                     0.068         11.81             11.50               11.66
November 30, 2001                    0.068         11.60             11.27               11.46
December 31, 2001                    0.136         11.49             11.85               11.49


---------------------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated

                                                        PORTFOLIO OF INVESTMENTS
                                                               NOVEMBER 30, 2001
                                             -----------------------------------

                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------

PREFERRED STOCKS AND SECURITIES -- 96.8%
  ADJUSTABLE RATE PREFERRED STOCKS -- 14.5%
         BANKING -- 10.1%
   35,000   Citigroup Inc.,
              Series Q, Adj. Rate Pfd. ..................... $      848,750*
   75,000   Cobank,
              Adj. Rate Pfd., Pvt., 144A*** ................      4,011,000*
            J.P. Morgan Chase & Co.:
   40,825     Series A, Adj. Rate Pfd. .....................      3,572,187*
   20,275     Series L, Adj. Rate Pfd. .....................      1,814,612*
  126,700     Series N, Adj. Rate Pfd. .....................      3,104,150*
  142,500   Wells Fargo & Company,
              Series B, Adj. Rate Pfd. .....................      6,946,875*
                                                             --------------
            TOTAL BANKING ADJUSTABLE RATE
             PREFERRED STOCKS ..............................     20,297,574
                                                             --------------
         FINANCIAL SERVICES-- 0.5%
   25,000   Bear Stearns Companies Inc.,
              Series A, Adj. Rate Pfd. .....................      1,075,000*
                                                             --------------
         UTILITIES-- 3.9%
            Niagara Mohawk Power Corporation:
   95,275     Series A, Adj. Rate Pfd. .....................      2,358,056*
  173,528     Series B, Adj. Rate Pfd. .....................      4,381,582*
   25,000     Series C, Adj. Rate Pfd. .....................        631,250*
    6,800   Northern Indiana Public Service Company,
              Series A, Adj. Rate Pfd. .....................        336,600*
                                                             --------------
            TOTAL UTILITIES ADJUSTABLE RATE
             PREFERRED STOCKS ..............................      7,707,488
                                                             --------------
            TOTAL ADJUSTABLE RATE
             PREFERRED STOCKS ..............................     29,080,062
                                                             --------------
  FIXED RATE PREFERRED STOCKS AND SECURITIES -- 81.2%
         BANKING -- 13.4%
      500   ABN AMRO North America, Inc.,
              6.46% Pfd., Pvt.,144A*** .....................        502,135*
            BancWest Corporation:
$4,350,000    First Hawaiian Capital I, 8.343%
              7/1/27 Capital Security, Series B ............      4,575,765
            Citigroup Inc.:
  130,314     5.864% Pfd., Series M ........................      6,005,521*
    8,650     6.231% Pfd., Series H ........................        417,449*


                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------


    1,000   Firstar Realty LLC,,
              8.875% Pfd. REIT, Pvt.,144A*** ............... $    1,149,970
            Wachovia Corporation:
$1,500,000    First Union Capital II,
              7.95% 11/15/29 Capital Security ..............      1,575,180
$2,575,000    First Union Institutional Capital I,
              8.04% 12/1/26 Capital Security ...............      2,651,774
$1,885,000    First Union Institutional Capital II,
              7.85% 1/1/27 Capital Security ................      1,901,824
$3,225,000  GreenPoint Financial Corporation:
              GreenPoint Capital Trust I,
              9.10% 6/1/27 Capital Security ................      3,067,168
   47,400   HSBC USA, Inc.,
              $2.8575 Pfd. .................................      2,207,892*
$2,750,000  Keycorp Institutional Capital B,
              8.25% 12/15/26 Capital Security ..............      2,833,490
                                                             --------------
            TOTAL BANKING FIXED RATE
             PREFERRED STOCKS
             AND SECURITIES ................................     26,888,168
                                                             --------------
         FINANCIAL SERVICES-- 15.4%
            Bear Stearns Companies, Inc.:
  164,920     5.49% Pfd., Series G .........................      6,485,479*
   51,573     5.72% Pfd., Series F .........................      2,098,505*
   18,700     6.15% Pfd., Series E .........................        818,125*
            Household International, Inc.:
   10,000     $4.30 Pfd. ...................................        602,550*
  100,800     7.50%  Pfd., Series 2001-A ...................      2,525,544*
            Lehman Brothers Holdings, Inc.:
   76,500     5.67% Pfd., Series D .........................      3,167,865*
  177,505     5.94% Pfd., Series C .........................      7,701,054*
  144,850   USA Education, Inc.,
              6.97% Pfd., Series A .........................      7,356,207*
                                                             --------------
            TOTAL FINANCIAL SERVICES FIXED
             RATE PREFERRED STOCKS
             AND SECURITIES ................................     30,755,329
                                                             --------------
         INSURANCE -- 8.3%
              AON Corporation:
$2,400,000    AON Capital Trust A,
              8.205% 1/1/27 Capital Security                      2,396,508

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2001
------------------------------------


                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------

PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS AND SECURITIES (CONTINUED)
         INSURANCE (CONTINUED)
            Conseco, Inc.:
   17,600     Conseco Financing Trust I,
              9.16% TOPrS .................................. $      172,656
   24,750     Conseco Financing Trust V,
              8.70% TOPrS ..................................        232,031
   25,000     Conseco Financing Trust VI,
              9.00% TOPrS ..................................        249,500
       15   Prudential Human Resources
              Management Company, Inc.,
              6.30% Sinking Fund Pfd.,
              Series A, Pvt. ...............................      1,562,366*
$2,300,000  SAFECO Corporation:
              SAFECO Capital Trust I,
              8.072% 7/15/37 Capital Security ..............      2,091,275
            The St. Paul Companies, Inc.:
$4,795,000    MMI Capital Trust I, 7.625%
              12/15/27 Capital Security, Series B ..........      4,628,350
            UnumProvident Corporation:
$5,889,000    Provident Financing Trust I,
              7.405% 3/15/38 Capital Security ..............      5,305,901
                                                             --------------
            TOTAL INSURANCE FIXED RATE
             PREFERRED STOCKS
             AND SECURITIES ................................     16,638,587
                                                             --------------
         OIL AND GAS-- 6.0%
   11,200   Anadarko Petroleum Corporation,
              5.46% Pfd. ...................................      1,004,752*
   45,100   Apache Corporation,
              5.68% Pfd., Series B .........................      4,121,914*
    3,200   EOG Resources, Inc.,
              7.195% Pfd., Series B ........................      3,383,808*
$3,750,000  Kinder Morgan, Inc.:
              KN Capital Trust III,
              7.63% 4/15/28 Capital Security ...............      3,456,862
                                                             --------------
            TOTAL OIL AND GAS FIXED RATE
             PREFERRED STOCKS
             AND SECURITIES ................................     11,967,336
                                                             --------------



                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------

         MISCELLANEOUS INDUSTRIES-- 3.0%
   17,500   E.I. Du Pont de Nemours and Company,
              $4.50 Pfd., Series B ......................... $    1,317,400*
   43,850   Farmland Industries, Inc.,
              8.00% Pfd., Pvt.,144A*** .....................      1,040,560*
   20,500   Ocean Spray Cranberries, Inc.,
              6.25% Pfd., Pvt., 144A*** ....................      1,682,845*
   42,500   Telephone & Data Systems, Inc.,
              7.60% Pfd., Series A .........................      1,056,550
    9,520   Viad Corporation,
              $4.75 Sinking Fund Pfd. ......................        516,270*
   17,500   Worldcom, Inc.:
              Corts Worldcom,
              7.60% CorTS                                           426,125
                                                             --------------
            TOTAL MISCELLANEOUS INDUSTRIES
             FIXED RATE PREFERRED STOCKS
             AND SECURITIES ................................      6,039,750
                                                             --------------
         UTILITIES -- 35.1%
            Alabama Power Company:
    4,474     4.60% Pfd. ...................................        338,145*
    6,485     4.72% Pfd. ...................................        502,912*
      100     4.92% Pfd. ...................................          8,083*
  246,400     5.20% Pfd. ...................................      5,180,560*
   49,875   Appalachian Power Company,
              8.00% QUIDS, Series B ........................      1,258,596
   25,000   Avista Corporation,
              $6.95, Sinking Fund Pfd. Series K ............      2,324,750*
   17,000   Baltimore Gas & Electric Company,
              6.99% Pfd., Series 1995 ......................      1,810,075*
   10,000   Boston Edison Company,
              4.78% Pfd. ...................................        763,900*
    7,282   Carolina Power and Light Company,
              $5.44 Pfd. ...................................        606,663*
    1,428   Central Hudson Gas & Electric Corporation,
              4.35% Pfd., Series D, Pvt. ...................         96,026*
    2,500   Central Illinois Light Company,
              5.85%  Sinking Fund Pfd. .....................        248,725*
   12,450   Columbus Southern Power Company,
              7.92%, Jr. Sub. Debt., Series B ..............        318,222


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated

                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2001
                                            ------------------------------------

                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------


PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS AND SECURITIES (CONTINUED)
         UTILITIES (CONTINUED)
            Connecticut Light and Power Company:
    8,000     $2.06 Pfd. ................................... $      230,840*
    5,100     $3.24 Pfd. ...................................        232,789*
            Duke Energy Corporation:
    7,019     4.50% Pfd., Series C .........................        526,285*
   17,003     7.85% Pfd., Series S .........................      1,806,909*
    5,000   Energy East Capital Trust I,
              8.25% TOPrS ..................................        126,575
            Entergy Arkansas, Inc.:
    3,050     4.56% Pfd., Series 1965 ......................        183,229*
    2,840     4.56% Pfd. ...................................        170,613*
    1,050     $6.08 Pfd. ...................................         82,010*
   13,500     7.40% Pfd. ...................................      1,283,377*
      150     7.80% Pfd. ...................................         14,938*
    2,441   Entergy Gulf States, Inc.,
              $7.56 Pfd. ...................................        227,892*
            Entergy Louisiana, Inc.:
      299     5.16% Pfd. ...................................         20,870*
    3,771     7.36% Pfd. ...................................        363,411*
  175,000     8.00% Pfd., Series 1992 ......................      4,386,375*
    8,500   Entergy Mississippi, Inc.,
              7.44% Pfd. ...................................        817,530*
            Florida Power & Light Company:
    4,654     4.35% Pfd., Series E, Pvt. ...................        314,331*
    4,000     4.50% Pfd. ...................................        283,820*
    5,000   Green Mountain Power Corporation,
              7.32% Pfd.,  Series 1 ........................        473,375*
   23,600   Hawaiian Electric Company, Inc.:
              HECO Capital Trust I,
              8.05% QUIPS ..................................        600,030
    1,239   IES Utilities, Inc.,
              6.10% Pfd. ...................................         63,895*
   67,300   Indiana Michigan Power Company,
              7.60% Pfd., Series B .........................      1,673,078
   14,500   Indianapolis Power & Light Company,
              5.65% Pfd. ...................................      1,284,193*

                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------


     6,010   Jersey Central Power & Light Company,
               7.52% Sinking Fund Pfd., Series K ........... $      623,087*
     4,500   Kentucky Energy Corporation,
               6.53% Pfd. ..................................        448,808*
    15,000   Mississippi Power Company,
               6.32% Pfd. ..................................        370,125*
    38,000   Monongahela Power Company,
               $7.73 Pfd., Series L ........................      4,026,480*
    26,000   Montana Power Company,
               $6.875 Pfd. .................................      2,608,320*
             Niagara Mohawk Power Corporation:
     9,800     4.10% Pfd. ..................................        530,033*
     6,500     5.25% Pfd. ..................................        474,305*
    76,200   Ohio Power Company,
               7.92% QUIDS, Series B .......................      1,928,241
             PacifiCorp:
     6,308     $4.72 Pfd. ..................................        389,267*
    56,035     8.25% QUIPS .................................      1,389,388
             PECO Energy Company:
     1,100     $4.30 Pfd., Series B ........................         69,713*
     5,000     $4.40 Pfd., Series C ........................        331,400*
     7,500     $7.48 Pfd. ..................................        801,750*
$1,000,000     Capital Trust III,
               $7.38, 4/6/28 Capital Security,
               Series D                                              920,130
     2,493   Potomac Electric Power Company,
               $2.44 Pfd., Series 1957 .....................         96,766*
       570   PSI Energy, Inc.,
              4.32% Pfd. ...................................          9,271*
             Public Service Enterprise Group, Inc.:
    10,900     Enterprise Capital Trust I,
               7.44% TOPrS, Series A .......................        268,249
   14,020    Public Service Electric & Gas Company,
               5.28% Pfd., Series E ........................      1,136,111*
             Puget Sound Energy, Inc.:
   108,435     7.45% Pfd., Series II .......................      2,644,187*
    23,279     7.75% Sinking Fund Pfd. .....................      2,412,985*
             Reliant Energy, Inc.:
    45,000     Houston Light & Power,
               Capital Trust II,
               8.125% QUIPS ................................      1,122,750

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2001
------------------------------------


                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------

PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS AND SECURITIES (CONTINUED)
         UTILITIES (CONTINUED)
$3,750,000    Houston Light & Power,
              Capital Trust II,
              8.257%, 2/1/37 Capital Security,
              Series B ..................................... $    3,723,413
   55,982     REI Trust I,
              7.20% TOPrS, Series C ........................      1,299,622
            Rochester Gas & Electric Corporation:
    4,030     4.75% Pfd., Series I .........................        264,973*
    5,060     4.10% Pfd., Series J .........................        293,202*
   10,000     4.55% Pfd., Series M .........................        629,850*
            Sempra Energy:
   11,910     Pacific Enterprises,
              $4.50 Pfd. ...................................        705,191*
            Sierra Pacific Resources:
   32,700     NVP Capital III,
              7.75% TIPS ...................................        802,785
   50,887     Sierra Pacific Power,
              7.80% Pfd., Series 1 .........................      1,255,637*
            South Carolina Electric & Gas Company:
   14,753     5.125% Purchase Fund Pfd., Pvt. ..............        602,660*
    6,318     6.00% Purchase Fund Pfd., Pvt. ...............        299,600*
            Southern Union Company:
   60,800     Southern Union Financing I,
              9.48% TOPrS ..................................      1,556,176
    6,050   TransCanada PipeLines Ltd.,
              8.25% Pfd. ...................................        156,846
$4,700,000  Union Electric Power Company, 7.69%
              12/15/36 Capital Security, Series A ..........      4,628,231
            Virginia Electric & Power Company:
    1,665     $4.04 Pfd. ...................................        104,978*
    2,270     $4.20 Pfd. ...................................        148,799*
    1,573     $4.80 Pfd. ...................................        117,841*


                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------

            XCEL Energy, Inc.:
    8,040     $4.10 Pfd., Series C ......................... $      492,932*
   12,510     $4.11 Pfd., Series D .........................        768,865*
    2,660     $4.16 Pfd., Series E .........................        165,465*
   43,400     PSCO Capital Trust I,
              7.60% TOPrS ..................................      1,089,774
                                                             --------------
            TOTAL UTILITIES FIXED RATE
             PREFERRED STOCKS
             AND SECURITIES ................................     70,331,228
                                                             --------------
            TOTAL FIXED RATE
             PREFERRED STOCKS
             AND SECURITIES ................................    162,620,398
                                                             --------------
  INVERSE FLOATING RATE PREFERRED SECURITY -- 1.1%
       18   Premium Assets, Series A,
              Zurich Financial Reg Caps ....................      2,170,952
                                                             --------------
            TOTAL PREFERRED STOCKS
             AND SECURITIES
             (COST $186,394,343) ...........................    193,871,412
                                                             --------------
OPTION CONTRACTS-- 0.6% (COST $1,015,628)
    1,250   Put Options on U.S. Treasury:
              Bond March Futures,
              Expiring 2/23/2002(DAGGER) ...................      1,145,313
                                                             --------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated

                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                              NOVEMBER 30, 2001
                                  ----------------------------------------------

                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------


MONEY MARKET FUNDS-- 2.6% (Cost $5,259,017)
$5,259,017  Provident TempFund, 2.28% ...................... $    5,259,017
                                                             --------------
TOTAL INVESTMENTS (Cost $192,668,988**) ...........  100.0%     200,275,742
OTHER ASSETS AND LIABILITIES (Net) ................    0.0          (47,751)
                                                    ------   --------------
NET ASSETS ........................................  100.0%  $  200,227,991
                                                    ======   ==============
----------------------

*    Securities eligible for the Dividends Received Deduction.
**   Aggregate cost for federal tax purposes is $192,625,305.
*** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registr3ation to qualified institutional buyers.
(DAGGER) Non-income producing.

ABBREVIATIONS (Note 6):
QUIDS   --  Quarterly Income Debt Securities
QUIPS   --  Quarterly Income Preferred Securities
REIT    --  Real Estate Investment Trust
STOPS   --  Semi-Annual Trust Originated Pass Through Securities
TIPS    --  Trust Issued Preferred Securities
TOPrS   --  Trust Originated Preferred Securities
CorTS   --  Corporate Backed Trust Securities
Pfd.    --  Preferred securities
Pvt.    --  Private Placement securities

Capital Securities are considered debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001
-----------------------------------



ASSETS:
   Investments, at value (Cost $192,668,988) (Note 1)
     See accompanying schedule ................................................................   $200,275,742
   Dividends and interest receivable ..........................................................      1,517,478
   Prepaid expenses ...........................................................................         64,548
                                                                                                  ------------
           Total Assets .......................................................................    201,857,768
LIABILITIES:
   Payable for securities purchased .....................................  $    1,279,867
   Dividends payable to Common Shareholders .............................         136,165
   Investment advisory fee payable (Note 2) .............................          93,585
   Professional fees payable ............................................          52,034
   Accrued expenses and other payables ..................................          68,126
                                                                           --------------
           Total Liabilities ..................................................................      1,629,777
                                                                                                  ------------
NET ASSETS ....................................................................................   $200,227,991
                                                                                                  ============
NET ASSETS consist of:
   Undistributed net investment income (Note 1) ...............................................   $    911,704
   Accumulated net realized loss on investments sold (Note 1) .................................     (7,572,485)
   Unrealized appreciation of investments (Note 3) ............................................      7,606,754
   Par value of Common Stock ..................................................................        111,891
   Paid-in capital in excess of par value of Common Stock .....................................    129,170,127
   Money Market Cumulative Preferred(TRADE MARK) Stock (Note 5) ...............................     70,000,000
                                                                                                  ------------
           Total Net Assets ...................................................................   $200,227,991
                                                                                                  ============
                                                                              Per Share
                                                                              ----------
NET ASSETS AVAILABLE TO:
   Money Market Cumulative Preferred(TRADE MARK) Stock (700 shares
     outstanding) redemption value ......................................       $ 100,000.00      $ 70,000,000
   Accumulated undeclared dividends on Money Market
     Cumulative Preferred(TRADE MARK) Stock .............................             622.13           435,494
                                                                                ------------      ------------
                                                                                $ 100,622.13        70,435,494
                                                                                ============
  Common Stock (11,189,069 shares outstanding) ..........................             $11.60       129,792,497
                                                                                      ======      ============
TOTAL NET ASSETS ........................................................                         $200,227,991
                                                                                                  ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated

                                                         STATEMENT OF OPERATIONS
                                            FOR THE YEAR ENDED NOVEMBER 30, 2001
                                            ------------------------------------




INVESTMENT INCOME:
     Dividends .......................................................................................   $  9,737,038
     Interest ........................................................................................      4,552,827
                                                                                                         ------------
          Total Investment Income ....................................................................     14,289,865

EXPENSES:
     Investment advisory fee (Note 2) ................................................  $1,098,332
     Administration fee (Note 2) .....................................................     233,600
     Money Market Cumulative Preferred(TRADE MARK) broker commissions and
        Auction Agent fees ...........................................................     189,954
     Legal and audit fees ............................................................     109,600
     Insurance premiums ..............................................................     102,001
     Directors' fees and expenses (Note 2) ...........................................      72,354
     Shareholder servicing agent fees and expenses (Note 2) ..........................      75,459
     Custodian fees and expenses (Note 2) ............................................      23,899
     Other ...........................................................................      97,585
                                                                                        ----------
          Total Expenses .............................................................................      2,002,784
                                                                                                         ------------

NET INVESTMENT INCOME ................................................................................     12,287,081
                                                                                                         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   (Notes 1 and 3):
     Net realized loss on investments sold during the year ...........................................     (1,599,316)
     Change in net unrealized appreciation of investments
        during the year ..............................................................................     11,525,093
                                                                                                         ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ......................................................      9,925,777
                                                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................   $ 22,212,858
                                                                                                         ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------




                                                                                     YEAR ENDED          YEAR ENDED
                                                                                  NOVEMBER 30, 2001   NOVEMBER 30, 2000
                                                                                  -----------------   -----------------
OPERATIONS:
     Net investment income .....................................................  $      12,287,081   $      13,148,825
     Net realized loss on investments sold during the year .....................         (1,599,316)         (4,827,466)
     Change in net unrealized appreciation
        of investments during the year .........................................         11,525,093           1,120,006
                                                                                  -----------------   -----------------
     Net increase in net assets resulting from operations ......................         22,212,858           9,441,365

DISTRIBUTIONS:
     Dividends paid from net investment income to Money Market
        Cumulative Preferred(TRADE MARK) Stock Shareholders (Note 5) ...........         (2,961,335)         (3,834,261)
     Distributions paid from net realized capital gains to Money
        Market Cumulative Preferred(TRADE MARK) Stock Shareholders (Note 5) ....                 --            (191,425)
     Dividends paid from net investment income to Common Stock
        Shareholders ...........................................................         (9,113,985)        (10,096,152)
     Distributions paid from net realized capital gains to Common Stock
        Shareholders ...........................................................                 --          (4,712,758)
                                                                                  -----------------   -----------------
     Total Distributions .......................................................        (12,075,320)        (18,834,596)
                                                                                  -----------------   -----------------

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions (Note 4) ..........................            424,175                  --
                                                                                  -----------------   -----------------

NET INCREASE / (DECREASE) IN NET ASSETS FOR THE YEAR ...........................         10,561,713          (9,393,231)

NET ASSETS:
     Beginning of year .........................................................        189,666,278         199,059,509
                                                                                  -----------------   -----------------
     End of year (including undistributed net investment income of
        $911,704 and $530,706, respectively) ...................................  $     200,227,991   $     189,666,278
                                                                                  =================   =================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated

                                                            FINANCIAL HIGHLIGHTS


                          FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                          ------------------------------------------------------

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                                                             Year Ended November 30,
                                                                                ------------------------------------------------
                                                                                   2001             2000             1999
                                                                                 --------         --------         --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ............................................. $  10.68         $  11.50         $  13.50
                                                                                 --------         --------         --------
INVESTMENT OPERATIONS:
Net investment income. .........................................................     1.10             1.18             1.14
Net realized and unrealized gain / (loss) on investments .......................     0.89            (0.33)           (1.24)
                                                                                 --------         --------         --------
Total from investment operations. ..............................................     1.99             0.85            (0.10)
                                                                                 --------         --------         --------
DISTRIBUTIONS:
Dividends paid from net investment income to MMP* Shareholders .................    (0.26)           (0.34)           (0.19)
Distributions paid from net realized capital gains to MMP* Shareholders. .......       --            (0.02)           (0.09)
Dividends paid from net investment income to Common Stock Shareholders. ........    (0.82)           (0.91)           (0.96)
Distributions paid from net realized capital gains to Common Stock Shareholders.       --            (0.42)           (0.60)
   Change in accumulated undeclared dividends on MMP*. .........................     0.01(DAGGER)     0.02(DAGGER)    (0.06)(DAGGER)
                                                                                 --------         --------         --------
Total distributions ............................................................    (1.07)           (1.67)           (1.90)
                                                                                 --------         --------         --------
Net asset value, end of year. .................................................. $  11.60(DAGGER) $  10.68(DAGGER) $  11.50 (DAGGER)
                                                                                 ========         ========         ========
Market value, end of year ...................................................... $ 11.270         $  9.563         $ 10.500
                                                                                 ========         ========         ========
Total investment return based on net asset value** .............................   16.97%            5.88%          (2.99)%
                                                                                 ========         ========         ========
Total investment return based on market value** ................................   26.95%            3.80%          (7.12)%
                                                                                 ========         ========         ========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
     Operating expenses. .......................................................     1.61%            1.59%            1.53%
     Net investment income*** ..................................................     7.63%            7.93%            6.81%

--------------------------------------

SUPPLEMENTAL DATA:(DAGGER)(DAGGER)
     Portfolio turnover rate. ..................................................       41%              67%              64%
     Net assets, end of year (in 000's) . ...................................... $200,228         $189,666         $199,060
     Ratio of operating expenses to Total Average Net Assets including MMP* ....     1.03%            1.00%            1.01%



                                                                                  Year Ended November 30,
                                                                                --------------------------
                                                                                    1998           1997
                                                                                  --------       --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year .............................................  $  13.53       $  12.91
                                                                                  --------       --------
INVESTMENT OPERATIONS:
Net investment income. .........................................................      1.14           1.10
Net realized and unrealized gain / (loss) on investments .......................      0.17           0.87
                                                                                  --------       --------
Total from investment operations. ..............................................      1.31           1.97
                                                                                  --------       --------
DISTRIBUTIONS:
Dividends paid from net investment income to MMP* Shareholders .................     (0.18)         (0.21)
Distributions paid from net realized capital gains to MMP* Shareholders. .......     (0.11)         (0.04)
Dividends paid from net investment income to Common Stock Shareholders. ........     (0.89)         (0.92)
Distributions paid from net realized capital gains to Common Stock Shareholders.     (0.18)         (0.16)
   Change in accumulated undeclared dividends on MMP*. .........................      0.02          (0.02)
                                                                                  --------       --------
Total distributions ............................................................     (1.34)         (1.35)
                                                                                  --------       --------
Net asset value, end of year. ..................................................  $  13.50       $  13.53
                                                                                  ========       ========
Market value, end of year ......................................................  $ 12.875       $ 12.875
                                                                                  ========       ========
Total investment return based on net asset value** .............................     8.29%         14.44%
                                                                                  ========       ========
Total investment return based on market value** ................................     8.53%         17.16%
                                                                                  ========       ========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
     Operating expenses. .......................................................      1.45%          1.48%
     Net investment income*** ..................................................      6.37%          6.44%

--------------------------------------

SUPPLEMENTAL DATA:(DAGGER)(DAGGER)
     Portfolio turnover rate. ..................................................        87%            74%
     Net assets, end of year (in 000's) . ......................................  $220,690       $221,230
     Ratio of operating expenses to Total Average Net Assets including MMP* ....      0.99%          1.00%






*    Money Market Cumulative Preferred(TRADE MARK) Stock.
** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment Plan.
*** The net investment income ratios reflect income net of operating expenses and payments to MMP* Shareholders.
(DAGGER)  Includes   effect  of  additional   distribution   available  to  MMP*
     Shareholders ($0.03 per Common Share in 2001, $0.04 per Common Share in 2000 and $0.05 per Common Share in 1999). (See Note 5 to the Financial Statements.)
(DAGGER)(DAGGER)  Information presented under heading Supplemental Data includes
     MMP*.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
FINANCIAL HIGHLIGHTS (Continued)
-------------------------------
      The table below sets out information with respect to Money Market Cumulative Preferred(TRADE MARK) Stock currently outstanding.

                                            INVOLUNTARY            AVERAGE
                                ASSET       LIQUIDATING            MARKET
 YEAR ENDED    TOTAL SHARES   COVERAGE      PREFERENCE              VALUE
 NOVEMBER 30    OUTSTANDING   PER SHARE    PER SHARE (1)     PER SHARE (1) & (2)
 -----------   -------------  ---------   ---------------   --------------------
    2001            700        $286,040      $100,000              $100,000
    2000            700         270,952       100,000               100,000
    1999            700         284,371       100,000               100,000
    1998            700         315,271       100,000               100,000
    1997            700         316,044       100,000               100,000


-------------------
(1) Excludes accumulated undeclared dividends.
(2) See Note 5.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated

                                                   NOTES TO FINANCIAL STATEMENTS
                                 -----------------------------------------------


1.  SIGNIFICANT ACCOUNTING POLICIES

     Preferred Income Opportunity Fund Incorporated (the "Fund") is a diversified, closed-end management investment company organized as a Maryland corporation and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to common shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of the outstanding Money Market Cumulative Preferred(TRADE MARK) Stock and (iii) accumulated and unpaid dividends on the outstanding Money Market Cumulative Preferred(TRADE
MARK) Stock.

     Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation, except as described hereafter. In the absence of sales of listed securities and with respect to (a) securities for which the most recent sale prices are not deemed to represent fair market value and (b) unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions") are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with a valuation obtained from a broker/dealer or bank that is not a counterparty to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis.

     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and accrete discount on those fixed income securities, such as capital securities, that trade on an "accrued income" basis. Upon initial adoption, the Fund will be required to adjust the cost of such securities by the cumulative amount of accretion or amortization that would have been recognized had accretion or amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Continued)
-----------------------------------------



classification of certain amounts between net investment income and realized and unrealized gain/loss in the Statement of Operations. The adoption of this principle is not material to the financial statements.

     OPTIONS: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's Investment Adviser reviews and approves the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock. The shareholders of Money Market Cumulative Preferred(TRADE MARK) Stock are entitled to receive cumulative cash dividends as declared by the Fund's Board of Directors. Distributions to shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to shareholders at least annually. Any net realized long-term capital gains may be distributed to shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportional allocation of income and gains to all classes of Shareholders.

     The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated

                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                       -----------------------------------------



     sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years.

     OTHER: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE, DIRECTORS' FEES, ADMINISTRATION FEE AND TRANSFER AGENT FEE

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's Investment Adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly net assets up to $100 million and 0.50% of the value of the Fund's average monthly net assets in excess of $100 million.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $100 for each telephone meeting. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     PFPC Inc., a member of The PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator and Transfer Agent. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund paid PFPC Inc. a monthly fee at an annual rate of 0.12% of the Fund's average monthly net assets. During fiscal year 2001, effective December 1, 2001, this rate changed to 0.10%. PFPC Inc. also serves as the Fund's Common Stock servicing agent (transfer agent), dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% of the Fund's average monthly net assets plus certain out-of-pocket expenses.

     As of April 9, 2001, PFPC Trust Company ("PFPC Trust") began serving as the Fund's Custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.01% of the Fund's average monthly net assets. Prior to April 9, 2001, Boston Safe Deposit and Trust Company ("Boston Safe"), a wholly-owned subsidiary of Mellon Bank Corporation, served as the Fund's Custodian.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities for the year ended November 30, 2001, excluding short-term investments, aggregated $77,526,424 and $82,259,901, respectively.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------



     At November 30, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $11,403,131 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,752,694.

4.   COMMON STOCK

     At November 30, 2001, 240,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock transactions were as follows:

                                                                 YEAR ENDED
                                                                   11/30/01
                                                            --------------------
                                                             SHARES      AMOUNT
                                                             --------   --------
Issued as reinvestment of dividends under the Dividend
   Reinvestment and Cash Purchase Plan .....................   37,782   $424,175
                                                             ========   ========


5.   MONEY MARKET CUMULATIVE PREFERRED(TRADE MARK) STOCK

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The Money Market Cumulative Preferred(TRADE MARK) Stock is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on shares of Money Market Cumulative Preferred(TRADE MARK) Stock are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the Money Market Cumulative Preferred(TRADE MARK) Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, Money Market Cumulative Preferred(TRADE
MARK) Stock at a redemption price of $100,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     If the Fund allocates any net gains or income ineligible for the Dividends Received Deduction to shares of the Money Market Cumulative Preferred(TRADE
MARK) Stock, the Fund is required to make additional distributions to Money Market Cumulative Preferred(TRADE MARK) Stock Shareholders or to pay a higher dividend rate in amounts needed to provide a return, net of tax, equal to the return had such originally paid distributions been eligible for the Dividends Received Deduction. Net assets available to Money Market Cumulative Preferred(TRADE MARK) Stock at November 30, 2001 included an accrued additional distribution of $288,008. The amount subsequently calculated and then paid to the Money Market Cumulative Preferred(TRADE MARK) Shareholders for fiscal 2001 was $269,367. (See Note 9 - "Subsequent Events.")

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated

                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                       -----------------------------------------


     Prior to November 30, 1999, additional distributions were not reported as available to Money Market Cumulative Preferred(TRADE MARK) Stock until declared by the Board of Directors. The amount of additional distributions payable for any year may be highly uncertain and will not be known until after a fiscal year has been completed.

     An auction of the Money Market Cumulative Preferred(TRADE MARK) Stock is generally held every 49 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. Money Market Cumulative Preferred(TRADE MARK) Stock Shareholders may also trade shares in the secondary market between auction dates.

     At November 30, 2001, 700 shares of Money Market Cumulative Preferred(TRADE
MARK) Stock were outstanding at the annual rate of 2.05%. (See Note 9 - "Subsequent Events.") The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock Shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

6.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in traditional DRD-eligible preferred securities (i.e., adjustable and fixed rate preferred and preference stocks) and similar hybrid, i.e., fully taxable, preferred securities. Under normal market conditions, at least 80% of the value of the Fund's net assets will be invested in preferred securities. Also, under normal market conditions, the Fund invests at least 25% of its assets in securities issued by utilities and may invest a significant portion of its assets, but less than 25% of its assets, in companies in the banking industry. The Fund's portfolio may therefore be subject to greater risk and market fluctuation than a portfolio of securities representing a broader range of investment alternatives. Because of the Fund's concentration of investments in the utility industry and significant holdings in the banking industry, the ability of the Fund to maintain its dividend and the value of the Fund's investments could be adversely affected by the possible inability of companies in these industries to pay dividends and interest on their securities and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy. The Fund may invest up to 15% of its assets at the time of purchase in securities rated below investment grade, provided that no such investment may be rated below both "Ba" by Moody's Investors Service, Inc. and "BB" by Standard & Poor's or judged to be comparable in quality at the time of purchase; however, any such securities must be issued by an issuer having an outstanding class of senior debt rated investment grade.

     The Fund may invest up to 15% of its assets in common stocks and, under normal market conditions, up to 20% of its assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities, such as TOPrS,TIPS, QUIPS, MIPS, QUIDS, QUICS, QIB's, STOPS, CorTS, REIT, Capital Securities, and other similar or related investments, will be subject to the foregoing

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------

20% limitation to the extent that, in the opinion of the Fund's Adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like (a) if an issuer can defer payment of income for eighteen months or more without triggering an event of default and
(b) if such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

7.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and options on interest rate swaps ("swaptions"). As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of November 30, 2001, the Fund owned put options on U.S.Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

8.   SIGNIFICANT SHAREHOLDERS

     At November 30, 2001, the Commerce Group, Inc. and its affiliates owned approximately 36.2% of the Fund's outstanding Common Stock, according to Schedule D filings dated September 30, 2001.

9.   SUBSEQUENT EVENTS

     As a result of the income realized by the Fund that did not qualify for the Corporate Dividends Received Deduction ("DRD"), a portion of the distributions paid to the Fund's Money Market Cumulative Preferred(TRADE MARK) Stock shareholders from January 1, 2001 through November 30, 2001 has been designated as being from non-DRD income, as required by Internal Revenue Services Ruling 89-81, with respect to the Internal Revenue Code of 1986, as amended. On
December 17, 2001, the Fund declared an additional distribution of $269,367, payable December 19, 2001, to Money Market Cumulative Preferred(TRADE MARK) Stock shareholders as required by the Fund's Articles Supplementary. (See Note 5.)

     On  December  12,  2001,  the  dividend  rate on the  Fund's  Money  Market
Cumulative Preferred(TRADE MARK) Stock was set by the auction process to an annual rate of 1.70%.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders
   Preferred Income Opportunity Fund Incorporated:

     We have audited the accompanying statement of assets and liabilities of Preferred Income Opportunity Fund Incorporated, including the fund's portfolio of investments, as of November 30, 2001, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2000 and financial highlights for each of the years in the four-year period ended November 30, 2000 were audited by other auditors whose report dated January 12, 2001, expressed an unqualified opinion on that financial statement and those financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Preferred Income Opportunity Fund Incorporated as of November 30, 2001, the results of its operations, changes in its net assets and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

[GRAPHIC OMITTED]

KPMG LOGO


Boston, Massachusetts
January 7, 2002

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated

TAX INFORMATION (UNAUDITED)
--------------------------


     Of the total distributions attributable to the fiscal year ended November 30, 2001, including the Additional Distribution to Money Market Cumulative Preferred(TRADE MARK) Stock Shareholders, 64.52% qualified for the Dividends Received Deduction for eligible corporate investors. (See Note 9.)

     For the calendar year ended December 31, 2001, 66.97% of all distributions paid to Common Stock Shareholders qualified for the Dividends Received Deduction for eligible corporate investors. Shareholders should refer to Form 1099 accompanying additional information and the information contained herein when preparing their tax returns to determine the appropriate tax characterization of the distributions they received from the Fund in calendar year 2001.

     At November 30, 2001, the Fund had accumulated realized capital losses of $6,221,654 in 2000 and $982,343 in 2001. These losses may be carried forward and offset against any future capital gains through 2008 and 2009, respectively.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated

                                              ADDITIONAL INFORMATION (UNAUDITED)
                                              ----------------------------------


Change in Independent Auditors

     Based on the recommendation of the Audit Committee of the Fund, the Board of Directors voted to appoint KPMG LLP as the Fund's independent auditors for the Fund's fiscal year ended November 30, 2001. On October 17, 2001, PricewaterhouseCoopers LLP("PwC") resigned as the independent auditors of the Fund.

     The reports of PwC on the Fund's financial statements for fiscal years ended in 2000 and 1999 did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

     During the Fund's fiscal years ended in 2000 and 1999, and through October 17, 2001, there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreement in their report on the financial statements for such years.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated

ADDITIONAL INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------


DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the year ended November 30, 2001, $3,582.45 in brokerage commissions were incurred.

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the

--------------------------------------------------------------------------------
                                 Preferred Income Opportunity Fund Incorporated

                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                  ----------------------------------------------


dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred.

     A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold common stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
---------------------------------------------


Information about Fund Directors and Officers

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.


                                                               PRINCIPAL      NUMBER OF FUNDS
                                         TERM OF OFFICE      OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,            POSITION(S)     AND LENGTH OF        DURING PAST        OVERSEEN       OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR

NON-INTERESTED
DIRECTORS:
---------
MARTIN BRODY                Director    Class I Director   Retired                    2        Director, Jaclyn, Inc.
c/o HMK Associates                         since 1992                                          (luggage and
30 Columbia Turnpike                                                                           accessories); Director,
Florham Park, NJ 07932                                                                         Smith Barney Mutual
Age: 80                                                                                        Funds (18 funds).

DAVID GALE                  Director    Class I Director   President & CEO            2        Director, Stone Container
Delta Dividend Group, Inc.                 since 1997      of Delta Dividend                   Corporation, until
301 Pine Street                                            Group, Inc.                         Dec. 31, 2000; Director
San Francisco, CA 94104                                    (Investments).                      Free Real Time.com,
Age: 52                                                                                        until Feb 1, 2001.

MORGAN GUST(DAGGER)         Director   Class III Director  From January 1, 1999,      2                  --
Giant Industries, Inc.                     since 1992      Executive Vice President,
23733 N. Scottsdale Road                                   Giant Industries, Inc.;
Scottsdale, AZ 85255                                       and, for more than
Age: 54                                                    five years prior thereto,
                                                           Vice President, General
                                                           Counsel and Vice
                                                           President-Administration,
                                                           Giant Industries, Inc.

ROBERT F. WULF              Director    Class II Director  Since March 1984,          2                  --
3560 Deerfield Drive South                 since 1992      Financial Consultant;
Salem, OR 97302                                            Trustee, University of
Age: 64                                                    Oregon Foundation;
                                                           Trustee, San Francisco
                                                           Theological Seminary

---------------------------

* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

                                 CLASS I DIRECTORS - three year term expires at the Fund's 2003 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - three year term expires at the Fund's 2004 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2002 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

(DAGGER)Represents  holders  of shares of the  Fund's  Money  Market  Cumulative
        Preferred(TRADE MARK) Stock.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated

                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                  ----------------------------------------------



                                                                               PRINCIPAL             NUMBER OF FUNDS       OTHER
                                                     TERM OF OFFICE           OCCUPATION(S)          IN FUND COMPLEX   DIRECTORSHIPS
NAME, ADDRESS,                     POSITION(S)       AND LENGTH OF             DURING PAST              OVERSEEN          HELD BY
AND AGE                           HELD WITH FUND     TIME SERVED*              FIVE YEARS              BY DIRECTOR       DIRECTOR


INTERESTED
DIRECTORS:
---------
ROBERT T. FLAHERTY(DAGGER)(DAGGER)  Director,         Class III Director     Prior to December             2                   --
301 E. Colorado Boulevard           Chairman          since 1992             1996, President of
Suite 720                           of the Board,                            Flaherty & Crumrine
Pasadena, CA 91101                  President and                            Incorporated ("Flaherty &
Age: 64                             Chief Executive                          Crumrine"); Director of
                                    Officer                                  Flaherty & Crumrine.

DONALD F. CRUMRINE(DAGGER)(DAGGER)  Director, Chief   Class II Director      Chairman of the Board,        2                   --
301 E. Colorado Boulevard           Financial         since 1992             since December 1996,
Suite 720                           Officer, Chief                           and previously held
Pasadena, CA 91101                  Accounting Officer,                      other officerships of
Age: 54                             Vice President                           Flaherty & Crumrine;
                                    and Secretary                            Director of Flaherty &
                                                                             Crumrine.

OFFICERS:

ROBERT M. ETTINGER                  Vice              Since 1992             President of                  --                  --
301 E. Colorado Boulevard           President                                Flaherty & Crumrine.
Suite 720                           and Assistant
Pasadena, CA 91101                  Treasurer
Age: 43

PETER C. STIMES                     Vice              Since 1992             Vice President of             --                  --
301 E. Colorado Boulevard           President,                               Flaherty & Crumrine.
Suite 720                           Treasurer
Pasadena, CA 91101                  and Assistant
Age: 46                             Secretary


---------------------------

* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

                                 CLASS I DIRECTORS - three year term expires at the Fund's 2003 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - three year term expires at the Fund's 2004 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2002 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

(DAGGER)Represents holders of shares of the Fund's Money Market Cumulative Preferred(TRADE MARK) Stock.

(DAGGER)(DAGGER)"Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Flaherty and Crumrine are each considered an "interested person" because of their affiliation with Flaherty & Crumrine which acts as the Fund's investment adviser.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert T. Flaherty, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Robert T. Flaherty, CFA
     Chairman of the Board
     and President
   Donald F. Crumrine, CFA
     Vice President
     and Secretary
   Robert M. Ettinger, CFA
     Vice President
   Peter C. Stimes, CFA
     Vice President
     and Treasurer

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF PREFERRED
   INCOME OPPORTUNITY FUND?

   (BULLET) If your shares are held in a brokerage Account, contact your broker.

   (BULLET) If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --

               PFPC Inc.
               P.O. Box 1376
               Boston, MA  02104
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF PREFERRED INCOME OPPORTUNITY FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

[GRAPHIC OMITTED]
PREFERRED INCOME OPPORTUNITY FUND LOGO

                                     ANNUAL
                                     REPORT

                                NOVEMBER 30, 2001


                        WEB SITE: WWW.PREFERREDINCOME.COM